Investments in Associates (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current assets	$ 952,721	$ 794,534
Non-current assets	47,513,386	49,508,756
Current liabilities	(6,987,010)	(7,288,638)
Non-current liabilities	(1,535,139)	(1,920,535)
Net assets	39,943,958	41,094,117
The Group's share of net assets	13,061,674	13,437,778
Revenues	1,283,885	1,535,067	$ 1,486,002
Net (loss}	23,565,399	25,541,703	7,031,340
The Group's share of profit (loss)	(376,104)	(885,673)	992,218
Star Rock SAL Lebanon [Member]
Statement Line Items [Line Items]
Current assets	62,359	44,491
Non-current assets	4,970,390	5,205,244
Current liabilities	(1,790,847)	(1,801,066)
Non-current liabilities	(136,081)	(135,934)
Net assets	3,105,821	3,312,735
The Group's share of net assets	1,015,603	1,083,265
Revenues	72,371	134,676	90,006
Net (loss}	(206,916)	(245,495)	408,161
The Group's share of profit (loss)	(67,662)	(80,277)	133,469
Sina SAL Lebanon [Member]
Statement Line Items [Line Items]
Current assets	49,224	46,225
Non-current assets	3,782,149	3,926,427
Current liabilities	(2,208,931)	(2,247,373)
Non-current liabilities	(162,034)	(149,515)
Net assets	1,460,408	1,575,764
The Group's share of net assets	477,553	515,275
Revenues	61,420	68,601	52,803
Net (loss}	(115,357)	(240,228)	174,977
The Group's share of profit (loss)	(37,722)	(78,555)	57,217
Silver Rock SAL Lebanon [Member]
Statement Line Items [Line Items]
Current assets	61,267	116,287
Non-current assets	5,405,404	5,610,302
Current liabilities	(380,714)	(488,925)
Non-current liabilities	(89,747)	(143,677)
Net assets	4,996,210	5,093,987
The Group's share of net assets	1,633,761	1,665,735
Revenues	111,728	166,061	147,976
Net (loss}	(97,781)	(236,524)	196,769
The Group's share of profit (loss)	(31,974)	(77,343)	64,344
Golden Rock SAL Lebanon [Member]
Statement Line Items [Line Items]
Current assets	779,871	587,531
Non-current assets	33,355,443	34,766,783
Current liabilities	(2,606,518)	(2,751,274)
Non-current liabilities	(1,147,277)	(1,491,409)
Net assets	30,381,519	31,111,631
The Group's share of net assets	9,934,757	10,173,503
Revenues	1,038,366	1,165,729	1,195,217
Net (loss}	(730,110)	(1,986,234)	2,254,396
The Group's share of profit (loss)	$ (238,746)	$ (649,498)	$ 737,188